Significant Accounting Policies and Critical Accounting Estimates	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies and Critical Accounting Estimates [Abstract]
Significant Accounting Policies and Critical Accounting Estimates

Notes to the Consolidated Financial Statements

Significant Accounting Policies and Critical Accounting Estimates

Basis of Accounting

Deutsche Bank Aktiengesellschaft (“Deutsche Bank” or the “Parent”) is a stock corporation organized under the laws of the Federal Republic of Germany. Deutsche Bank together with all entities in which Deutsche Bank has a controlling financial interest (the “Group”) is a global provider of a full range of corporate and investment banking, private clients and asset management products and services.

The accompanying consolidated financial statements are stated in euros, the presentation currency of the Group. All financial information presented in million euros has been rounded to the nearest million. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and endorsed by the European Union (“EU”). The Group’s application of IFRS results in no differences between IFRS as issued by the IASB and IFRS as endorsed by the EU.

Some IFRS disclosures incorporated in the Management Report are an integral part of the Consolidated Financial Statements. These disclosures include Segmental Results of Operations and Entity Wide disclosures on Net Revenue Components under IFRS 8, “Operating Segments” provided in the Operating and Financial Review of the Management Report. Additionally the Risk Report includes disclosures about the nature and the extent of risks arising from financial instruments as required by IFRS 7, “Financial Instruments: Disclosures” and capital disclosures as required under IAS 1, “Presentation of Financial Statements”. These audited disclosures are identified by bracketing in the margins of the Management Report. In addition, with respect to the table entitled “Transitional template for regulatory capital, RWA and capital ratios” set forth in the Risk Report within the section “Risk and Capital Performance: Capital and Leverage Ratio: Development of regulatory capital”, the columns captioned “CRR/CRD 4” for each of December 31, 2017 and December 31, 2016 (but not the columns captioned "CRR/CRD 4 fully loaded") are also an integral part of the Consolidated Financial Statements, notwithstanding that they are not identified by bracketing in the margins. These disclosures are also audited.

Discount Rate for Defined Benefit Pension Plans

In 2017 the Group moved to a more standardized, simpler approach to set its discount rate used to value its defined benefit plans in the Eurozone; similar approaches are generally accepted and are already used for the Group’s other major pension plans in the United Kingdom and the United States. The refinement resulted in no change in the discount rate and so no effect on the Group’s Consolidated Statement of Comprehensive Income in 2017.

Adjustment of Impairment Methodology for Shipping Loans

In the third quarter of 2017, the Group adjusted the parameters for shipping loans being assessed for impairment under a going concern or gone concern scenario. This change in parameters resulted in an increase in the estimated impairment charge of € 70 million. The Group also revised its general haircut applied to shipping loans with gone concern expo-sures, which also resulted in an increase in the estimated impairment charge of an additional € 36 million. These chang-es in estimates are reflected in the allowance for credit losses.

Critical Accounting Estimates

The preparation of financial statements under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates. The Group’s significant accounting policies are described in “Significant Accounting Policies”.

Certain of the Group’s accounting policies require critical accounting estimates that involve complex and subjective judgments and the use of assumptions, some of which may be for matters that are inherently uncertain and susceptible to change. Such critical accounting estimates could change from period to period and may have a material impact on the Group’s financial condition, changes in financial condition or results of operations. Critical accounting estimates could also involve estimates where management could have reasonably used another estimate in the current accounting period. The Group has identified the following significant accounting policies that involve critical accounting estimates:

  the impairment of associates (see “Associates” below)
  the impairment of financial assets available for sale (see “Financial Assets and Liabilities – Financial Assets Classified as Available for Sale” below)
  the determination of fair value (see “Financial Assets and Liabilities – Determination of Fair Value” below)
  the recognition of trade date profit (see “Financial Assets and Liabilities – Recognition of Trade Date Profit” below)
  the impairment of loans and provisions for off-balance sheet positions (see “Impairment of Loans and Provision for Off-balance Sheet Positions” below)
  the impairment of goodwill and other intangibles (see “Goodwill and Other Intangible Assets” below)
  the recognition and measurement of deferred tax assets (see “Income Taxes” below)
  the accounting for legal and regulatory contingencies and uncertain tax positions (see “Provisions” below)

Significant Accounting Policies

The following is a description of the significant accounting policies of the Group. Other than as previously described, these policies have been consistently applied for 2015, 2016 and 2017.

Principles of Consolidation

The financial information in the Consolidated Financial Statements includes the parent company, Deutsche Bank AG, together with its consolidated subsidiaries, including certain structured entities presented as a single economic unit.

Subsidiaries

The Group’s subsidiaries are those entities which it directly or indirectly controls. Control over an entity is evidenced by the Group’s ability to exercise its power in order to affect any variable returns that the Group is exposed to through its involvement with the entity.

The Group sponsors the formation of structured entities and interacts with structured entities sponsored by third parties for a variety of reasons, including allowing clients to hold investments in separate legal entities, allowing clients to invest jointly in alternative assets, for asset securitization transactions, and for buying or selling credit protection.

When assessing whether to consolidate an entity, the Group evaluates a range of control factors, namely:

  the purpose and design of the entity
  the relevant activities and how these are determined
  whether the Group’s rights result in the ability to direct the relevant activities whether the Group has exposure or rights to variable returns whether the Group has the ability to use its power to affect the amount of its returns

Where voting rights are relevant, the Group is deemed to have control where it holds, directly or indirectly, more than half of the voting rights over an entity unless there is evidence that another investor has the practical ability to unilaterally direct the relevant activities.

Potential voting rights that are deemed to be substantive are also considered when assessing control.

Likewise, the Group also assesses existence of control where it does not control the majority of the voting power but has the practical ability to unilaterally direct the relevant activities. This may arise in circumstances where the size and dispersion of holdings of the shareholders give the Group the power to direct the activities of the investee.

Subsidiaries are consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.

The Group reassesses the consolidation status at least at every quarterly reporting date. Therefore, any changes in the structure leading to a change in one or more of the control factors, require reassessment when they occur. This includes changes in decision making rights, changes in contractual arrangements, changes in the financing, ownership or capital structure as well as changes following a trigger event which was anticipated in the original documentation.

All intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation.

Consistent accounting policies are applied throughout the Group for the purposes of consolidation. Issuances of a subsidiary’s stock to third parties are treated as noncontrolling interests. Profit or loss attributable to noncontrolling interests are reported separately in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income.

At the date that control of a subsidiary is lost, the Group a) derecognizes the assets (including attributable goodwill) and liabilities of the subsidiary at their carrying amounts, b) derecognizes the carrying amount of any noncontrolling interests in the former subsidiary, c) recognizes the fair value of the consideration received and any distribution of the shares of the subsidiary, d) recognizes any investment retained in the former subsidiary at its fair value and e) recognizes any resulting difference of the above items as a gain or loss in the income statement. Any amounts recognized in prior periods in other comprehensive income in relation to that subsidiary would be reclassified to the Consolidated Statement of Income or transferred directly to retained earnings if required by other IFRS Standards.

Associates

An associate is an entity in which the Group has significant influence, but not a controlling interest, over the operating and financial management policy decisions of the entity. Significant influence is generally presumed when the Group holds between 20 % and 50 % of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether the Group has significant influence. Among the other factors that are considered in determining whether the Group has significant influence are representation on the board of directors (supervisory board in the case of German stock corporations) and material intercompany transactions. The existence of these factors could require the application of the equity method of accounting for a particular investment even though the Group’s investment is less than 20 % of the voting stock.

Investments in associates are accounted for under the equity method of accounting. The Group’s share of the results of associates is adjusted to conform to the accounting policies of the Group and is reported in the Consolidated Statement of Income as Net income (loss) from equity method investments. The Group’s share in the associate’s profits and losses resulting from intercompany sales is eliminated on consolidation.

If the Group previously held an equity interest in an entity (for example, as available for sale) and subsequently gained significant influence, the previously held equity interest is remeasured to fair value and any gain or loss is recognized in the Consolidated Statement of Income. Any amounts previously recognized in other comprehensive income associated with the equity interest would be reclassified to the Consolidated Statement of Income at the date the Group gains significant influence, as if the Group had disposed of the previously held equity interest.

Under the equity method of accounting, the Group’s investments in associates and jointly controlled entities are initially recorded at cost including any directly related transaction costs incurred in acquiring the associate, and subsequently increased (or decreased) to reflect both the Group’s pro-rata share of the post-acquisition net income (or loss) of the associate or jointly controlled entity and other movements included directly in the equity of the associate or jointly controlled entity. Goodwill arising on the acquisition of an associate or a jointly controlled entity is included in the carrying value of the investment (net of any accumulated impairment loss). As goodwill is not reported separately it is not specifically tested for impairment. Rather, the entire equity method investment is tested for impairment at each balance sheet date.

If there is objective evidence of impairment, an impair¬ment test is performed by comparing the investment’s recoverable amount, which is the higher of its value in use and fair value less costs to sell, with its carrying amount. An impairment loss recognized in prior periods is only reversed if there has been a change in the estimates used to determine the in-vestment’s recoverable amount since the last impairment loss was recognized. If this is the case the carrying amount of the investment is increased to its higher recoverable amount. The increased carrying amount of the investment in associ-ate attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined had no impairment loss been recognised for the investment in prior years.

At the date that the Group ceases to have significant influence over the associate or jointly controlled entity the Group recognizes a gain or loss on the disposal of the equity method investment equal to the difference between the sum of the fair value of any retained investment and the proceeds from disposing of the associate and the carrying amount of the investment. Amounts recognized in prior periods in other comprehensive income in relation to the associate are accounted for on the same basis as would have been required if the investee had directly disposed of the related assets or liabilities.

Critical Accounting Estimates: As the assessment of whether there is objective evidence of impairment may require significant management judgment and the estimates for impairment could change from period to period based on future events that may or may not occur, the Group considers this to be a critical accounting estimate.

Foreign Currency Translation

The Consolidated Financial Statements are prepared in euro, which is the presentation currency of the Group. Various entities in the Group use a different functional currency, being the currency of the primary economic environment in which the entity operates.

An entity records foreign currency revenues, expenses, gains and losses in its functional currency using the exchange rates prevailing at the dates of recognition.

Monetary assets and liabilities denominated in currencies other than the entity’s functional currency are translated at the period end closing rate. Foreign exchange gains and losses resulting from the translation and settlement of these items are recognized in the Consolidated Statement of Income as net gains (losses) on financial assets/liabilities at fair value through profit or loss in order to align the translation amounts with those recognized from foreign currency related transactions (derivatives) which hedge these monetary assets and liabilities.

Nonmonetary items that are measured at historical cost are translated using the historical exchange rate at the date of the transaction. Translation differences on nonmonetary items which are held at fair value through profit or loss are recognized in profit or loss. Translation differences on available for sale nonmonetary items (equity securities) are included in other comprehensive income and recognized in the Consolidated Statement of Income when the non-monetary item is sold as part of the overall gain or loss on sale of the item.

For purposes of translation into the presentation currency, assets and liabilities of foreign operations are translated at the period end closing rate and items of income and expense are translated into euros at the rates prevailing on the dates of the transactions, or average rates of exchange where these approximate actual rates. The exchange differences arising on the translation of a foreign operation are included in other comprehensive income. For foreign operations that are subsidiaries, the amount of exchange differences attributable to any noncontrolling interests is recognized in noncontrolling interests.

Upon disposal of a foreign subsidiary and associate (which results in loss of control or significant influence over that operation) the total cumulative exchange differences recognized in other comprehensive income are reclassified to profit or loss.

Upon partial disposal of a foreign operation that is a subsidiary and which does not result in loss of control, the proportionate share of cumulative exchange differences is reclassified from other comprehensive income to noncontrolling interests as this is deemed a transaction with equity holders. For a partial disposal of an associate which does not result in a loss of significant influence, the proportionate share of cumulative exchange differences is reclassified from other comprehensive income to profit or loss.

Interest, Commissions and Fees

Revenue is recognized when the amount of revenue and associated costs can be reliably measured, it is probable that economic benefits associated with the transaction will be realized and the stage of completion of the transaction can be reliably measured. This concept is applied to the key revenue generating activities of the Group as follows.

Net Interest Income – Interest from all interest-bearing assets and liabilities is recognized as net interest income using the effective interest method. The effective interest rate is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or expense over the relevant period using the estimated future cash flows. The estimated future cash flows used in this calculation include those determined by the contractual terms of the asset or liability, all fees that are considered to be integral to the effective interest rate, direct and incremental transaction costs and all other premiums or discounts.

Once an impairment loss has been recognized on a loan, held-to-maturity investment or available for sale debt instruments, although the accrual of interest in accordance with the contractual terms of the instrument is discontinued, interest income is recognized based on the rate of interest that was used to discount future cash flows for the purpose of measuring the impairment loss. For a loan and held to maturity investment this would be the original effective interest rate, but a new effective interest rate would be established each time an available for sale debt instrument is impaired as impairment is measured to fair value and would be based on a current market rate.

The Group recognises income from government grants which are associated to interest-bearing assets and liabilities in net interest income when there is reasonable assurance that it will receive the grants and will comply with the conditions attached to the grants.

Commissions and Fee Income – The recognition of fee revenue (including commissions) is determined by the purpose of the fees and the basis of accounting for any associated financial instruments. If there is an associated financial instrument, fees that are an integral part of the effective interest rate of that financial instrument are included within the effective yield calculation. However, if the financial instrument is carried at fair value through profit or loss, any associated fees are recognized in profit or loss when the instrument is initially recognized, provided there are no significant unobservable inputs used in determining its fair value. Fees earned from services that are provided over a specified service period are recognized over that service period. Fees earned for the completion of a specific service or significant event are recognized when the service has been completed or the event has occurred.

Loan commitment fees related to commitments that are accounted off-balance sheet are recognized in commissions and fee income over the life of the commitment if it is unlikely that the Group will enter into a specific lending arrangement. If it is probable that the Group will enter into a specific lending arrangement, the loan commitment fee is deferred until the origination of a loan and recognized as an adjustment to the loan’s effective interest rate.

Performance-linked fees or fee components are recognized when the performance criteria are fulfilled.

The following fee income is predominantly earned from services that are provided over a period of time: investment fund management fees, fiduciary fees, custodian fees, portfolio and other management and advisory fees, credit-related fees and commission income. Fees predominantly earned from providing transaction-type services include underwriting fees, corporate finance fees and brokerage fees.

Expenses that are directly related and incremental to the generation of fee income are presented net in Commissions and Fee Income.

Arrangements involving multiple services or products – If the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether an overall fee should be allocated to the different components of the arrangement for revenue recognition purposes. The assessment considers the value of items or services delivered to ensure that the Group’s continuing involvement in other aspects of the arrangement are not essential to the items delivered. It also assesses the value of items not yet delivered and, if there is a right of return on delivered items, the probability of future delivery of remaining items or services. If it is determined that it is appropriate to look at the arrangements as separate components, the amounts received are allocated based on the relative value of each component.

If there is no objective and reliable evidence of the value of the delivered item or an individual item is required to be recognized at fair value then the residual method is used. The residual method calculates the amount to be recognized for the delivered component as being the amount remaining after allocating an appropriate amount of revenue to all other components.

Financial Assets and Liabilities

The Group classifies its financial assets and liabilities into the following categories: financial assets and liabilities at fair value through profit or loss, loans, held-to-maturity, financial assets available for sale (“AFS”) and other financial liabilities. Appropriate classification of financial assets and liabilities is determined at the time of initial recognition or when reclassified in the Consolidated Balance Sheet.

Financial assets and financial liabilities classified at fair value through profit or loss and financial assets classified as AFS are recognized or derecognized on trade date if a regular way period for the instrument exist. Trade date is the date on which the Group commits to purchase or sell the asset or issue or repurchase the financial liability. Financial instruments measured at amortised cost are recognised on a settlement date basis.

Financial Assets and Liabilities at Fair Value through Profit or Loss

The Group classifies certain financial assets and financial liabilities as either held for trading or designated at fair value through profit or loss. They are carried at fair value and presented as financial assets at fair value through profit or loss and financial liabilities at fair value through profit or loss, respectively. Related realized and unrealized gains and losses are included in net gains (losses) on financial assets/liabilities at fair value through profit or loss. Interest on interest earning assets such as trading loans and debt securities and dividends on equity instruments are presented in interest and similar income for financial instruments at fair value through profit or loss.

Trading Assets and Liabilities – Financial instruments are classified as held for trading if they have been originated, acquired or incurred principally for the purpose of selling or repurchasing them in the near term, or they form part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Trading assets include debt and equity securities, derivatives held for trading purposes, commodities and trading loans. Trading liabilities consist primarily of derivative liabilities and short positions.

Financial Instruments Designated at Fair Value through Profit or Loss – Certain financial assets and liabilities that do not meet the definition of trading assets and liabilities are designated at fair value through profit or loss using the fair value option. To be designated at fair value through profit or loss, financial assets and liabilities must meet one of the following criteria: (1) the designation eliminates or significantly reduces a measurement or recognition inconsistency; (2) a group of financial assets or liabilities or both is managed and its performance is evaluated on a fair value basis in accordance with a documented risk management or investment strategy; or (3) the instrument contains one or more embedded derivatives unless: (a) the embedded derivative does not significantly modify the cash flows that otherwise would be required by the contract; or (b) it is clear with little or no analysis that separation is prohibited. In addition, the Group allows the fair value option to be designated only for those financial instruments for which a reliable estimate of fair value can be obtained. Financial assets and liabilities which are designated at fair value through profit or loss, under the fair value option, include repurchase and reverse repurchase agreements, certain loans and loan commitments, debt and equity securities and structured note liabilities.

Non-Participating Investment Contracts (“Investment Contracts”) – All of the Group’s investment contracts are unit-linked and do not contain significant insurance risk or discretionary participation features. The contract liabilities are determined using current unit prices multiplied by the number of units attributed to the contract holders as of the balance sheet date. As this amount represents fair value, the liabilities have been classified as financial liabilities at fair value through profit or loss. Deposits collected under investment contracts are accounted for as an adjustment to the investment contract liabilities. Investment income attributable to investment contracts is included in the Consolidated Statement of Income. Investment contract claims reflect the excess of amounts paid over the account balance released. Investment contract policyholders are charged fees for policy administration, investment management, surrenders or other contract services.

Loan Commitments

Certain loan commitments are classified as derivatives held for trading or designated at fair value through profit or loss under the fair value option. All other loan commitments remain off-balance sheet. Therefore, the Group does not recognize and measure changes in fair value of these off-balance sheet loan commitments that result from changes in market interest rates or credit spreads. However, as specified in the discussion “Impairment of Loans and Provision for Off-Balance sheet positions”, these off-balance sheet loan commitments are assessed for impairment individually and where appropriate, collectively.

Loans

Loans include originated and purchased non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and which are not classified as financial assets at fair value through profit or loss, held-to-maturity or financial assets AFS. An active market exists when quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Loans not acquired in a business combination or in an asset purchase are initially recognized at their transaction price representing the fair value, which is the cash amount advanced to the borrower. In addition, the net of direct and incremental transaction costs and fees are included in the initial carrying amount of loans. These loans are subsequently measured at amortized cost using the effective interest method less impairment.

Loans which have been acquired as either part of a business combination or as an asset purchase are initially recognized at fair value at the acquisition date. This includes loans for which an impairment loss had been established by the acquiree before their initial recognition by the Group. The fair value at the acquisition date incorporates expected cash flows which consider the credit quality of these loans including any incurred losses and becomes the new amortized cost base. Interest income is recognized using the effective interest method. Subsequent to the acquisition date the Group assesses whether there is objective evidence of impairment in line with the policies described in the section entitled “Impairment of Loans and Provision for Off-Balance Sheet Positions”. If the loans are determined to be impaired then a loan loss allowance is recognized with a corresponding charge to the provision for credit losses line in the Consolidated Statement of Income. Releases of such loan loss allowances established after their initial recognition are included in the provision for credit losses line. Subsequent improvements in the credit quality of such loans for which no loss allowance had been recorded are recognized immediately through an adjustment to the current carrying value and a corresponding gain is recognized in interest income.

Financial Instruments Held-to-Maturity

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and a fixed maturity that the Group has the positive intention and ability to hold to maturity and which are not classified as financial assets at fair value through profit or loss, loans or financial assets AFS.

Held-to-maturity investments are initially recorded at fair value plus any directly attributable transaction costs and are subsequently measured at amortized cost using the effective interest method. Subsequent to the acquisition date, the Group assesses whether there is objective evidence of impairment in line with the policies described in the section entitled “Impairment of Loans and Provision for Off-Balance Sheet provisions”. If a held-to-maturity investment is considered impaired, then an impairment loss is recognized in the Consolidated Statement of Income.

Financial Assets Classified as Available for Sale

Financial assets that are classified as AFS are initially recognized at its fair value plus transaction costs that are directly attributable to the acquisition of the financial asset. The amortization of premiums and accretion of discount are recorded in net interest income. Financial assets classified as AFS are carried at fair value with the changes in fair value reported in other comprehensive income, unless the asset is subject to a fair value hedge, in which case changes in fair value resulting from the risk being hedged are recorded in other income. For monetary financial assets classified as AFS (debt instruments), changes in carrying amounts relating to changes in foreign exchange rate are recognized in the Consolidated Statement of Income and other changes in carrying amount are recognized in other comprehensive income as indicated above. For financial assets classified as AFS that are nonmonetary items (equity instruments), the fair value gain or loss is recognized in other comprehensive income, which also includes any related foreign exchange component.

Equity investments classified as AFS are assessed for impairment if objective evidence demonstrates a significant or prolonged decline in the fair value of the investment below cost. In the case of debt securities classified as AFS, impairment is assessed based on the same criteria as for loans.

If there is evidence of impairment, any amounts previously recognized in other comprehensive income are recognized in the Consolidated Statement of Income for the period, reported in net gains (losses) on financial assets available for sale. This impairment loss for the period is determined as the difference between the acquisition cost (net of any principal repayments and amortization) and current fair value of the asset less any impairment loss on that investment previously recognized in the Consolidated Statement of Income.

When an AFS debt security is impaired, any subsequent decreases in fair value are recognized in the Consolidated Statement of Income as it is considered further impairment. Any subsequent increases are also recognized in the Consolidated Statement of Income until the asset is no longer considered impaired. When the fair value of the AFS debt security recovers to at least amortized cost it is no longer considered impaired and subsequent changes in fair value are reported in other comprehensive income.

Reversals of impairment losses on equity investments classified as AFS are not reversed through the Consolidated Statement of Income; increases in their fair value after impairment are recognized in other comprehensive income.

Realized gains and losses are reported in net gains (losses) on financial assets available for sale. Generally, the weighted-average cost method is used to determine the cost of financial assets. Unrealized gains and losses recorded in other comprehensive income are transferred to the Consolidated Statement of Income on disposal of an available for sale asset and reported in net gains (losses) on financial assets available for sale.

Critical Accounting Estimates – Because the assessment of objective evidence of impairment require significant management judgment and the estimate of impairment could change from period to period based upon future events that may or may not occur, the Group considers the impairment of Financial Assets classified as Available for Sale to be a critical accounting estimate. For additional information see Note 7 “Net Gains (Losses) on Financial Assets Available for Sale”.

Financial Liabilities

Except for financial liabilities at fair value through profit or loss, financial liabilities are measured at amortized cost using the effective interest method.

Financial liabilities include long-term and short-term debt issued which are initially measured at fair value, which is the consideration received, net of transaction costs incurred. Repurchases of issued debt in the market are treated as extinguishments and any related gain or loss is recorded in the Consolidated Statement of Income. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

Reclassification of Financial Assets

The Group may reclassify certain financial assets out of the financial assets at fair value through profit or loss classification (trading assets) and the AFS classification into the loans or held-to-maturity classification. For assets to be reclassified there must be a clear change in management intent with respect to the assets since initial recognition and the financial asset must meet the definition of a loan or held-to-maturity investment at the reclassification date. Additionally, there must be an intent and ability to hold the asset for the foreseeable future at the reclassification date. For held-to-maturity investments there must be a positive intention and ability to hold the asset until maturity.

Financial assets are reclassified at their fair value at the reclassification date. Any gain or loss already recognized in the Consolidated Statement of Income is not reversed. The fair value of the instrument at reclassification date becomes the new amortized cost of the instrument. The expected cash flows on the financial instruments are estimated at the reclassification date and these estimates are used to calculate a new effective interest rate for the instruments. If there is a subsequent increase in expected future cash flows on reclassified assets as a result of increased recoverability, the effect of that increase is recognized as an adjustment to the effective interest rate from the date of the change in estimate rather than as an adjustment to the carrying amount of the asset at the date of the change in estimate. If there is a subsequent decrease in expected future cash flows the asset would be assessed for impairment as discussed in the section entitled “Impairment of Loans and Provision for Off-Balance Sheet Positions”. Any changes in the timing of the cash flows of reclassified assets which are not deemed impaired are recorded as an adjustment to the carrying amount of the asset.

For instruments reclassified from AFS to loans or held-to-maturity, any unrealized gain or loss recognized in other comprehensive income is subsequently amortized into interest income using the effective interest rate of the instrument. If the instrument is subsequently impaired, any unrealized loss which is held in accumulated other comprehensive income for that instrument at that date is immediately recognized in the Consolidated Statement of Income.

To the extent that assets categorized as loans are repaid, restructured or eventually sold and the amount received is less than the carrying value at that time, then a loss would be recognized in the Consolidated Statement of Income as a component of the provision for credit losses, if the loan is impaired, or otherwise in other Income, if the loan is not impaired.

Offsetting of Financial Instruments

Financial assets and liabilities are offset, with the net amount presented in the Consolidated Balance Sheet, only if the Group holds a currently enforceable legal right to set off the recognized amounts and there is an intention to settle on a net basis or to realize an asset and settle the liability simultaneously. The legal right to set off the recognized amounts must be enforceable in both the normal course of business and in the event of default, insolvency or bankruptcy of both the Group and its counterparty. In all other situations they are presented gross. When financial assets and financial liabilities are offset in the Consolidated Balance Sheet, the associated income and expense items will also be offset in the Consolidated Statement of Income, unless specifically prohibited by an applicable accounting standard.

The majority of the offsetting applied by the Group relates to derivatives and repurchase and reverse repurchase agreements. A significant portion of offsetting is applied to interest rate derivatives and related cash margin balances, which are cleared through central clearing parties such as the London Clearing House. The Group also offsets repurchase and reverse repurchase agreements for which the Group has the right to set off and has the intent to settle on a net basis or to realize an asset and settle a liability simultaneously. For further information please refer to Note 18 “Offsetting Financial Assets and Financial Liabilities”.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an arm’s length transaction between market participants at the measurement date. The fair value of instruments that are quoted in active markets is determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. The Group measures certain portfolios of financial assets and financial liabilities on the basis of their net risk exposures when the following criteria are met:

  The group of financial assets and liabilities is managed on the basis of its net exposure to a particular market risk (or risks) or to the credit risk of a particular counterparty, in accordance with a documented risk management strategy, the fair values are provided to key management personnel, and the financial assets and liabilities are measured at fair value through profit or loss.

This portfolio valuation approach is consistent with how the Group manages its net exposures to market and counterparty credit risks.

Critical Accounting Estimates – The Group uses valuation techniques to establish the fair value of instruments where prices quoted in active markets are not available. Therefore, where possible, parameter inputs to the valuation techniques are based on observable data derived from prices of relevant instruments traded in an active market. These valuation techniques involve some level of management estimation and judgment, the degree of which will depend on the price transparency for the instrument or market and the instrument’s complexity.

In reaching estimates of fair value management judgment needs to be exercised. The areas requiring significant management judgment are identified, documented and reported to senior management as part of the valuation control process and the standard monthly reporting cycle. The specialist model validation and valuation control groups focus attention on the areas of subjectivity and judgment.

The level of management judgment required in establishing fair value of financial instruments for which there is a quoted price in an active market is usually minimal. Similarly there is little subjectivity or judgment required for instruments valued using valuation models which are standard across the industry and where all parameter inputs are quoted in active markets.

The level of subjectivity and degree of management judgment required is more significant for those instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less liquid or less observable. Management judgment is required in the selection and application of appropriate parameters, assumptions and modelling techniques. In particular, where data are obtained from infrequent market transactions then extrapolation and interpolation techniques must be applied. Where no market data are available for a particular instrument then pricing inputs are determined by assessing other relevant sources of information such as historical data, fundamental analysis of the economics of the transaction and proxy information from similar transactions, and making appropriate adjustment to reflect the actual instrument being valued and current market conditions. Where different valuation techniques indicate a range of possible fair values for an instrument then management has to decide what point within the range of estimates appropriately represents the fair value. Further, some valuation adjustments may require the exercise of management judgment to achieve fair value.

Under IFRS, the financial assets and liabilities carried at fair value are required to be disclosed according to the inputs to the valuation method that are used to determine their fair value. Specifically, segmentation is required between those valued using quoted market prices in an active market (level 1), valuation techniques based on observable parameters (level 2) and valuation techniques using significant unobservable parameters (level 3). Management judgment is required in determining the category to which certain instruments should be allocated. This specifically arises when the valuation is determined by a number of parameters, some of which are observable and others are not. Further, the classification of an instrument can change over time to reflect changes in market liquidity and therefore price transparency.

The Group provides a sensitivity analysis of the impact upon the level 3 financial instruments of using a reasonably possible alternative for the unobservable parameter. The determination of reasonably possible alternatives requires significant management judgment.

For financial instruments measured at amortized cost (which includes loans, deposits and short and long term debt issued) the Group discloses the fair value. Generally there is limited or no trading activity in these instruments and therefore the fair value determination requires significant management judgment.

For further discussion of the valuation methods and controls and quantitative disclosures with respect to the determination of fair value, please refer to Note 13 “Financial Instruments carried at Fair Value” and Note 14 “Fair Value of Financial Instruments not carried at Fair Value”.

Recognition of Trade Date Profit

If there are significant unobservable inputs used in the valuation technique, the financial instrument is recognized at the transaction price and any profit implied from the valuation technique at trade date is deferred.

Using systematic methods, the deferred amount is recognized over the period between trade date and the date when the market is expected to become observable, or over the life of the trade (whichever is shorter). Such methodology is used because it reflects the changing economic and risk profile of the instrument as the market develops or as the instrument itself progresses to maturity. Any remaining trade date deferred profit is recognized in the Consolidated Statement of Income when the transaction becomes observable or the Group enters into off-setting transactions that substantially eliminate the instrument’s risk. In the rare circumstances that a trade date loss arises, it would be recognized at inception of the transaction to the extent that it is probable that a loss has been incurred and a reliable estimate of the loss amount can be made.

Critical Accounting Estimates – Management judgment is required in determining whether there exist significant unobservable inputs in the valuation technique. Once deferred, the decision to subsequently recognize the trade date profit requires a careful assessment of the then current facts and circumstances supporting observability of parameters and/or risk mitigation.

Derivatives and Hedge Accounting

Derivatives are used to manage exposures to interest rate, foreign currency, credit and other market price risks, including exposures arising from forecast transactions. All freestanding contracts that are considered derivatives for accounting purposes are carried at fair value on the Consolidated Balance Sheet regardless of whether they are held for trading or nontrading purposes.

The changes in fair value on derivatives held for trading are included in net gains (losses) on financial assets/liabilities at fair value through profit or loss.

Embedded Derivatives

Some hybrid contracts contain both a derivative and a non-derivative component. In such cases, the derivative component is termed an embedded derivative, with the non-derivative component representing the host contract. If the economic characteristics and risks of embedded derivatives are not closely related to those of the host contract and the hybrid contract itself is not carried at fair value through profit or loss, the embedded derivative is bifurcated and reported at fair value, with gains and losses recognized in net gains (losses) on financial assets/liabilities at fair value through profit or loss. The host contract will continue to be accounted for in accordance with the appropriate accounting standard. The carrying amount of an embedded derivative is reported in the same Consolidated Balance Sheet line item as the host contract. Certain hybrid instruments have been designated at fair value through profit or loss using the fair value option.

Hedge Accounting

For accounting purposes there are three possible types of hedges: (1) hedges of changes in the fair value of assets, liabilities or unrecognized firm commitments (fair value hedges); (2) hedges of the variability of future cash flows from highly probable forecast transactions and floating rate assets and liabilities (cash flow hedges); and (3) hedges of the translation adjustments resulting from translating the functional currency financial statements of foreign operations into the presentation currency of the parent (hedges of net investments in foreign operations).

When hedge accounting is applied, the Group designates and documents the relationship between the hedging instrument and the hedged item as well as its risk management objective and strategy for undertaking the hedging transactions and the nature of the risk being hedged. This documentation includes a description of how the Group will assess the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Hedge effectiveness is assessed at inception and throughout the term of each hedging relationship. Hedge effectiveness is always assessed, even when the terms of the derivative and hedged item are matched.

Hedging derivatives are reported as other assets and other liabilities. In the event that a derivative is subsequently de-designated from a hedging relationship, it is transferred to financial assets/liabilities at fair value through profit or loss.

For hedges of changes in fair value, the changes in the fair value of the hedged asset, liability or unrecognized firm commitment, or a portion thereof, attributable to the risk being hedged, are recognized in the Consolidated Statement of Income along with changes in the entire fair value of the derivative. When hedging interest rate risk, any interest accrued or paid on both the derivative and the hedged item is reported in interest income or expense and the unrealized gains and losses from the hedge accounting fair value adjustments are reported in other income. When hedging the foreign exchange risk of an AFS security, the fair value adjustments related to the security’s foreign exchange exposures are also recorded in other income. Hedge ineffectiveness is reported in other income and is measured as the net effect of changes in the fair value of the hedging instrument and changes in the fair value of the hedged item arising from changes in the market rate or price related to the risk(s) being hedged.

If a fair value hedge of a debt instrument is discontinued prior to the instrument’s maturity because the derivative is terminated or the relationship is de-designated, any remaining interest rate-related fair value adjustments made to the carrying amount of the debt instrument (basis adjustments) are amortized to interest income or expense over the remaining term of the original hedging relationship. For other types of fair value adjustments and whenever a fair value hedged asset or liability is sold or otherwise derecognized, any basis adjustments are included in the calculation of the gain or loss on derecognition.

For hedges of variability in future cash flows, there is no change to the accounting for the hedged item and the derivative is carried at fair value, with changes in value reported initially in other comprehensive income to the extent the hedge is effective. These amounts initially recorded in other comprehensive income are subsequently reclassified into the Consolidated Statement of Income in the same periods during which the forecast transaction affects the Consolidated Statement of Income. Thus, for hedges of interest rate risk, the amounts are amortized into interest income or expense at the same time as the interest is accrued on the hedged transaction.

Hedge ineffectiveness is recorded in other income and is measured as changes in the excess (if any) in the absolute cumulative change in fair value of the actual hedging derivative over the absolute cumulative change in the fair value of the hypothetically perfect hedge.

When hedges of variability in cash flows attributable to interest rate risk are discontinued, amounts remaining in accumulated other comprehensive income are amortized to interest income or expense over the remaining life of the original hedge relationship, unless the hedged transaction is no longer expected to occur in which case the amount will be reclassified into other income immediately. When hedges of variability in cash flows attributable to other risks are discontinued, the related amounts in accumulated other comprehensive income are reclassified into either the same Consolidated Statement of Income caption and period as profit or loss from the forecast transaction, or into other income when the forecast transaction is no longer expected to occur.

For hedges of the translation adjustments resulting from translating the functional currency financial statements of foreign operations (hedges of net investments in foreign operations) into the functional currency of the parent, the portion of the change in fair value of the derivative due to changes in the spot foreign exchange rates is recorded as a foreign currency translation adjustment in other comprehensive income to the extent the hedge is effective; the remainder is recorded as other income in the Consolidated Statement of Income.

Changes in fair value of the hedging instrument relating to the effective portion of the hedge are subsequently recognized in profit or loss on disposal of the foreign operations.

Impairment of Loans and Provision for Off-Balance Sheet Positions

The Group first assesses whether objective evidence of impairment exists individually for loans that are individually significant. It then assesses collectively for loans that are not individually significant and loans which are significant but for which there is no objective evidence of impairment under the individual assessment.

To allow management to determine whether a loss event has occurred on an individual basis, all significant counterparty relationships are reviewed periodically. This evaluation considers current information and events related to the counterparty, such as the counterparty experiencing significant financial difficulty or a breach of contract, for example, default or delinquency in interest or principal payments.

If there is evidence of impairment leading to an impairment loss for an individual counterparty relationship, then the amount of the loss is determined as the difference between the carrying amount of the loan(s), including accrued interest, and the present value of expected future cash flows discounted at the loan’s original effective interest rate or the effective interest rate established upon reclassification to loans, including cash flows that may result from foreclosure less costs for obtaining and selling the collateral. The carrying amount of the loans is reduced by the use of an allowance account and the amount of the loss is recognized in the Consolidated Statement of Income as a component of the provision for credit losses.

The collective assessment of impairment is to establish an allowance amount relating to loans that are either individually significant but for which there is no objective evidence of impairment, or are not individually significant but for which there is, on a portfolio basis, a loss amount that is probable of having occurred and is reasonably estimable. The loss amount has three components. The first component is an amount for transfer and currency convertibility risks for loan exposures in countries where there are serious doubts about the ability of counterparties to comply with the repayment terms due to the economic or political situation prevailing in the respective country of domicile. This amount is calculated using ratings for country risk and transfer risk which are established and regularly reviewed for each country in which the Group does business. The second component is an allowance amount representing the incurred losses on the portfolio of smaller-balance homogeneous loans, which are loans to individuals and small business customers of the private and retail business. The loans are grouped according to similar credit risk characteristics and the allowance for each group is determined using statistical models based on historical experience. The third component represents an estimate of incurred losses inherent in the group of loans that have not yet been individually identified or measured as part of the smaller-balance homogeneous loans. Loans that were found not to be impaired when evaluated on an individual basis are included in the scope of this component of the allowance.

Once a loan is identified as impaired, although the accrual of interest in accordance with the contractual terms of the loan is discontinued, the accretion of the net present value of the written down amount of the loan due to the passage of time is recognized as interest income based on the original effective interest rate of the loan.

At each balance sheet date, all impaired loans are reviewed for changes to the present value of expected future cash flows discounted at the loan’s original effective interest rate. Any change to the previously recognized impairment loss is recognized as a change to the allowance account and recorded in the Consolidated Statement of Income as a component of the provision for credit losses.

When it is considered that there is no realistic prospect of recovery and all collateral has been realized or transferred to the Group, the loan and any associated allowance is charged off (the loan and the related allowance are removed from the balance sheet). Individually significant loans where specific loan loss provisions are in place are evaluated at least quarterly on a case-by-case basis. For this category of loans, the number of days past due is an indicator for a charge-off but is not a determining factor. A charge-off will only take place after considering all relevant information, such as the occurrence of a significant change in the borrower’s financial position such that the borrower can no longer pay the obligation, or the proceeds from the collateral are insufficient to completely satisfy the current carrying amount of the loan.

For collectively assessed loans, which are primarily mortgages and consumer finance loans, the timing of a charge-off depends on whether there is any underlying collateral and the Group’s estimate of the amount collectible and the legal requirements in the jurisdiction in which the loan is originated.

Subsequent recoveries, if any, are credited to the allowance account and are recorded in the Consolidated Statement of Income as a component of the provision for credit losses.

The process to determine the provision for off-balance sheet positions is similar to the methodology used for loans. Any loss amounts are recognized as an allowance in the Consolidated Balance Sheet within provisions and charged to the Consolidated Statement of Income as a component of the provision for credit losses.

If in a subsequent period the amount of a previously recognized impairment loss decreases and the decrease is due to an event occurring after the impairment was recognized, the impairment loss is reversed by reducing the allowance account accordingly. Such reversal is recognized in profit or loss.

Critical Accounting Estimates – The accounting estimates and judgments related to the impairment of loans and provision for off-balance sheet positions is a critical accounting estimate because the underlying assumptions used for both the individually and collectively assessed impairment can change from period to period and may significantly affect the Group’s results of operations.

In assessing assets for impairments, management judgment is required, particularly in circumstances of economic and financial uncertainty, such as those of the recent financial crisis, when developments and changes to expected cash flows can occur both with greater rapidity and less predictability. The actual amount of the future cash flows and their timing may differ from the estimates used by management and consequently may cause actual losses to differ from reported allowances.

For those loans which are deemed to be individually significant, the determination of the impairment allowance often requires the use of considerable judgment concerning such matters as local economic conditions, the financial performance of the counterparty and the value of any collateral held, for which there may not be a readily accessible market.

The determination of the allowance for portfolios of loans of smaller balance homogenous loans and for those loans which are individually significant but for which no objective evidence of impairment exists is calculated using statistical models. Such statistical models incorporate numerous estimates and judgments. The Group performs a regular review of the models and underlying data and assumptions. The probability of defaults, loss recovery rates and judgments concerning ability of borrowers in foreign countries to transfer the foreign currency necessary to comply with debt repayments, amongst other things, are incorporated into this review.

The quantitative disclosures are provided in Note 19 “Loans” and Note 20 “Allowance for Credit Losses”.

Derecognition of Financial Assets and Liabilities

Financial Asset Derecognition

A financial asset is considered for derecognition when the contractual rights to the cash flows from the financial asset expire, or the Group has either transferred the contractual right to receive the cash flows from that asset, or has assumed an obligation to pay those cash flows to one or more recipients, subject to certain criteria.

The Group derecognizes a transferred financial asset if it transfers substantially all the risks and rewards of ownership.

The Group enters into transactions in which it transfers previously recognized financial assets but retains substantially all the associated risks and rewards of those assets; for example, a sale to a third party in which the Group enters into a concurrent total return swap with the same counterparty. These types of transactions are accounted for as secured financing transactions.

In transactions in which substantially all the risks and rewards of ownership of a financial asset are neither retained nor transferred, the Group derecognizes the transferred asset if control over that asset is not retained, i.e., if the transferee has the practical ability to sell the transferred asset. The rights and obligations retained in the transfer are recognized separately as assets and liabilities, as appropriate. If control over the asset is retained, the Group continues to recognize the asset to the extent of its continuing involvement, which is determined by the extent to which it remains exposed to changes in the value of the transferred asset.

The derecognition criteria are also applied to the transfer of part of an asset, rather than the asset as a whole, or to a group of similar financial assets in their entirety, when applicable. If transferring a part of an asset, such part must be a specifically identified cash flow, a fully proportionate share of the asset, or a fully proportionate share of a specifically-identified cash flow.

If an existing financial asset is replaced by another asset from the same counterparty on substantially different terms, or if the terms of the financial asset are substantially modified (due to forbearance measures or otherwise), the existing financial asset is derecognized and a new asset is recognized. Any difference between the respective carrying amounts is recognized in the Consolidated Statement of Income.

Securitization

The Group securitizes various consumer and commercial financial assets, which is achieved via the transfer of these assets to a structured entity, which issues securities to investors to finance the acquisition of the assets. Financial assets awaiting securitization are classified and measured as appropriate under the policies in the “Financial Assets and Liabilities” section. If the structured entity is not consolidated then the transferred assets may qualify for derecog-nition in full or in part, under the policy on derecognition of financial assets. Synthetic securitization structures typically involve derivative financial instruments for which the policies in the “Derivatives and Hedge Accounting” section would apply. Those transfers that do not qualify for derecognition may be reported as secured financing or result in the recognition of continuing involvement liabilities. The investors and the securitization vehicles generally have no recourse to the Group’s other assets in cases where the issuers of the financial assets fail to perform under the original terms of those assets.

Interests in the securitized financial assets may be retained in the form of senior or subordinated tranches, interest only strips or other residual interests (collectively referred to as “retained interests”). Provided the Group’s retained interests do not result in consolidation of a structured entity, nor in continued recognition of the transferred assets, these interests are typically recorded in financial assets at fair value through profit or loss and carried at fair value. Consistent with the valuation of similar financial instruments, the fair value of retained tranches or the financial assets is initially and subsequently determined using market price quotations where available or internal pricing models that utilize variables such as yield curves, prepayment speeds, default rates, loss severity, interest rate volatilities and spreads. The assumptions used for pricing are based on observable transactions in similar securities and are verified by external pricing sources, where available. Where observable transactions in similar securities and other external pricing sources are not available, management judgment must be used to determine fair value. The Group may also periodically hold interests in securitized financial assets and record them at amortized cost.

In situations where the Group has a present obligation (either legal or constructive) to provide financial support to an unconsolidated securitization entity a provision will be created if the obligation can be reliably measured and it is probable that there will be an outflow of economic resources required to settle it.

When an asset is derecognized a gain or loss equal to the difference between the consideration received and the carrying amount of the transferred asset is recorded. When a part of an asset is derecognized, gains or losses on securitization depend in part on the carrying amount of the transferred financial assets, allocated between the financial assets derecognized and the retained interests based on their relative fair values at the date of the transfer.

Derecognition of Financial Liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. If an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the Consolidated Statement of Income.

Repurchase and Reverse Repurchase Agreements

Securities purchased under resale agreements (“reverse repurchase agreements”) and securities sold under agreements to repurchase (“repurchase agreements”) are treated as collateralized financings and are recognized initially at fair value, being the amount of cash disbursed and received, respectively. The party disbursing the cash takes possession of the securities serving as collateral for the financing and having a market value equal to, or in excess of, the principal amount loaned. The securities received under reverse repurchase agreements and securities delivered under repurchase agreements are not recognized on, or derecognized from, the balance sheet, because the risks and rewards of ownership are not obtained nor relinquished. Securities delivered under repurchase agreements which are not derecognized from the balance sheet and where the counterparty has the right by contract or custom to sell or repledge the collateral are disclosed in Note 22 “Assets Pledged and Received as Collateral”.

The Group has chosen to apply the fair value option to certain repurchase and reverse repurchase portfolios that are managed on a fair value basis.

Interest earned on reverse repurchase agreements and interest incurred on repurchase agreements is reported as interest income and interest expense, respectively.

Securities Borrowed and Securities Loaned

Securities borrowed transactions generally require the Group to deposit cash with the securities lender. In a securities loaned transaction, the Group generally receives either cash collateral, in an amount equal to or in excess of the market value of securities loaned, or securities. The Group monitors the fair value of securities borrowed and securities loaned and additional collateral is disbursed or obtained, if necessary.

The amount of cash advanced or received is recorded as securities borrowed and securities loaned, respectively, in the Consolidated Balance Sheet.

The securities borrowed are not themselves recognized in the financial statements. If they are sold to third parties, the obligation to return the securities is recorded as a financial liability at fair value through profit or loss and any subsequent gain or loss is included in the Consolidated Statement of Income in net gains (losses) on financial assets/
liabilities at fair value through profit or loss. Securities lent to counterparties are also retained on the Consolidated Balance Sheet.

Fees received or paid are reported in interest income and interest expense, respectively. Securities lent to counterparties which are not derecognized from the Consolidated Balance Sheet and where the counterparty has the right by contract or custom to sell or repledge the collateral are disclosed are disclosed in Note 22 “Assets Pledged and Received as Collateral”.

Goodwill and Other Intangible Assets

Goodwill arises on the acquisition of subsidiaries and associates and represents the excess of the aggregate of the cost of an acquisition and any noncontrolling interests in the acquiree over the fair value of the identifiable net assets acquired at the date of the acquisition.

For the purpose of calculating goodwill, fair values of acquired assets, liabilities and contingent liabilities are determined by reference to market values or by discounting expected future cash flows to present value. This discounting is either performed using market rates or by using risk-free rates and risk-adjusted expected future cash flows. Any noncontrolling interests in the acquiree is measured either at fair value or at the noncontrolling interests’ proportionate share of the acquiree’s identifiable net assets (this is determined for each business combination).

Goodwill on the acquisition of subsidiaries is capitalized and reviewed for impairment annually or more frequently if there are indications that impairment may have occurred. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to cash-generating units (“CGUs”), which are the smallest identifiable groups of assets that generate cash inflows largely independent of the cash inflows from other assets or groups of assets and that are expected to benefit from the synergies of the combination and considering the business level at which goodwill is monitored for internal management purposes. In identifying whether cash inflows from an asset (or a group of assets) are largely independent of the cash inflows from other assets (or groups of assets) various factors are considered, including how management monitors the entity’s operations or makes decisions about continuing or disposing of the entity’s assets and operations.

If goodwill has been allocated to a CGU and an operation within that unit is disposed of, the attributable goodwill is included in the carrying amount of the operation when determining the gain or loss on its disposal.

Certain non-integrated investments are not allocated to a CGU. Impairment testing is performed individually for each of these assets.

Corporate assets are allocated to a CGU when the allocation can be done on a reasonable and consistent basis. If this is not possible, the individual CGU is tested without the corporate assets. They are then tested on the level of the minimum collection of CGUs to which they can be allocated on a reasonable and consistent basis.

Intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights and their fair value can be measured reliably. Intangible assets that have a finite useful life are stated at cost less any accumulated amortization and accumulated impairment losses. Customer-related intangible assets that have a finite useful life are amortized over periods of between 1 and 20 years on a straight-line basis based on their expected useful life. These assets are tested for impairment and their useful lives reaffirmed at least annually.

Certain intangible assets have an indefinite useful life and hence are not amortized, but are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that impairment may have occurred.

Costs related to software developed or obtained for internal use are capitalized if it is probable that future economic benefits will flow to the Group and the cost can be measured reliably. Capitalized costs are amortized using the straight-line method over the asset’s useful life which is deemed to be either three, five or ten years. Eligible costs include external direct costs for materials and services, as well as payroll and payroll-related costs for employees directly associated with an internal-use software project. Overhead costs, as well as costs incurred during the research phase or after software is ready for use, are expensed as incurred. Capitalized software costs are tested for impairment either annually if still under development or any time when there is an indication of impairment once the software is in use.

Critical Accounting Estimates – The determination of the recoverable amount in the impairment assessment of non-financial assets requires estimates based on quoted market prices, prices of comparable businesses, present value or other valuation techniques, or a combination thereof, necessitating management to make subjective judgments and assumptions. Because these estimates and assumptions could result in significant differences to the amounts reported if underlying circumstances were to change, the Group considers these estimates to be critical.

The quantitative disclosures are provided in Note 25 “Goodwill and Other Intangible Assets”.

Provisions

Provisions are recognized if the Group has a present legal or constructive obligation as a result of past events, if it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligation.

If the effect of the time value of money is material, provisions are discounted and measured at the present value of the expenditure expected to be required to settle the obligation, using a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as interest expense.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party (for example, because the obligation is covered by an insurance policy), an asset is recognized if it is virtually certain that reimbursement will be received.

Critical Accounting Estimates – The use of estimates is important in determining provisions for potential losses that may arise from litigation, regulatory proceedings and uncertain income tax positions. The Group estimates and provides for potential losses that may arise out of litigation, regulatory proceedings and uncertain income tax positions to the extent that such losses are probable and can be estimated, in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” or IAS 12, “Income Taxes”, respectively. Significant judgment is required in making these estimates and the Group’s final liabilities may ultimately be materially different.

Contingencies in respect of legal matters are subject to many uncertainties and the outcome of individual matters is not predictable with assurance. Significant judgment is required in assessing probability and making estimates in respect of contingencies, and the Group’s final liability may ultimately be materially different. The Group’s total liability in respect of litigation, arbitration and regulatory proceedings is determined on a case-by-case basis and represents an estimate of probable losses after considering, among other factors, the progress of each case, the Group’s experience and the experience of others in similar cases, and the opinions and views of legal counsel. Predicting the outcome of the Group’s litigation matters is inherently difficult, particularly in cases in which claimants seek substantial or indeterminate damages. See Note 29 “Provisions” for information on the Group’s judicial, regulatory and arbitration proceedings.

Income Taxes

The Group recognizes the current and deferred tax consequences of transactions that have been included in the consolidated financial statements using the provisions of the respective jurisdictions’ tax laws. Current and deferred taxes are recognized in profit or loss except to the extent that the tax relates to items that are recognized directly in equity or other comprehensive income in which case the related tax is recognized either directly in equity or other comprehensive income accordingly.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, unused tax losses and unused tax credits. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profit will be available against which those unused tax losses, unused tax credits and deductible temporary differences can be utilized.

Deferred tax assets and liabilities are measured based on the tax rates that are expected to apply in the period that the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Current tax assets and liabilities are offset when (1) they arise from the same tax reporting entity or tax group of reporting entities, (2) the legally enforceable right to offset exists and (3) they are intended to be settled net or realized simultaneously.

Deferred tax assets and liabilities are offset when the legally enforceable right to offset current tax assets and liabilities exists and the deferred tax assets and liabilities relate to income taxes levied by the same taxing authority on either the same tax reporting entity or tax group of reporting entities.

Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, branches and associates and interests in joint ventures except when the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the difference will not reverse in the foreseeable future. Deferred income tax assets are provided on deductible temporary differences arising from such investments only to the extent that it is probable that the differences will reverse in the foreseeable future and sufficient taxable income will be available against which those temporary differences can be utilized.

Deferred tax related to fair value re-measurement of AFS investments, cash flow hedges and other items, which are charged or credited directly to other comprehensive income, is also credited or charged directly to other comprehensive income and subsequently recognized in the Consolidated Statement of Income once the underlying transaction or event to which the deferred tax relates is recognized in the Consolidated Statement of Income.

For share-based payment transactions, the Group may receive a tax deduction related to the compensation paid in shares. The amount deductible for tax purposes may differ from the cumulative compensation expense recorded. At any reporting date, the Group must estimate the expected future tax deduction based on the current share price. The associated current and deferred tax consequences are recognized as income or expense in the Consolidated Statement of Income for the period. If the amount deductible, or expected to be deductible, for tax purposes exceeds the cumulative compensation expense, the excess tax benefit is recognized directly in equity.

Critical Accounting Estimates – In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations. Each quarter, the Group re-evaluates its estimate related to deferred tax assets, including its assumptions about future profitability.

The Group believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because the underlying assumptions can change from period to period and requires significant management judgment. For example, tax law changes or variances in future projected operating performance could result in a change of the deferred tax asset. If the Group was not able to realize all or part of its net deferred tax assets in the future, an adjustment to its deferred tax assets would be charged to income tax expense or directly to equity in the period such determination was made. If the Group was to recognize previously unrecognized deferred tax assets in the future, an adjustment to its deferred tax asset would be credited to income tax expense or directly to equity in the period such determination was made.

For further information on the Group’s deferred taxes (including quantitative disclosures on recognized deferred tax assets) see Note 36 “Income Taxes”.

Business Combinations and Noncontrolling Interests

The Group uses the acquisition method to account for business combinations. At the date the Group obtains control of the subsidiary, the cost of an acquisition is measured at the fair value of the consideration given, including any cash or non cash consideration (equity instruments) transferred, any contingent consideration, any previously held equity interest in the acquiree and liabilities incurred or assumed. The excess of the aggregate of the cost of an acquisition and any noncontrolling interests in the acquiree over the Group’s share of the fair value of the identifiable net assets acquired is recorded as goodwill. If the aggregate of the acquisition cost and any noncontrolling interests is below the fair value of the identifiable net assets (negative goodwill), a gain is reported in other income. Acquisition-related costs are recognized as expenses in the period in which they are incurred.

In business combinations achieved in stages (“step acquisitions”), a previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts recognized in prior periods in other comprehensive income associated with the previously held investment would be recognized on the same basis as would be required if the Group had directly disposed of the previously held equity interest.

Noncontrolling interests are shown in the consolidated balance sheet as a separate component of equity, which is distinct from the Group’s shareholders’ equity. The net income attributable to noncontrolling interests is separately disclosed on the face of the Consolidated Statement of Income. Changes in the ownership interest in subsidiaries which do not result in a change of control are treated as transactions between equity holders and are reported in additional paid-in capital (“APIC”).

Non-Current Assets Held for Sale

Individual non-current non-financial assets (and disposal groups) are classified as held for sale if they are available for immediate sale in their present condition subject only to the customary sales terms of such assets (and disposal groups) and their sale is considered highly probable. For a sale to be highly probable, management must be committed to a sales plan and actively looking for a buyer. Furthermore, the assets (and disposal groups) must be actively marketed at a reasonable sales price in relation to their current fair value and the sale should be expected to be completed within one year. Non-current non-financial assets (and disposal groups) which meet the criteria for held for sale classification are measured at the lower of their carrying amount and fair value less costs to sell and are presented within “Other assets” and “Other liabilities” in the balance sheet. The comparatives are not represented when non-current assets (and disposal groups) are classified as held for sale. If the disposal group contains financial instruments, no adjustment to their carrying amounts is permitted.

Property and Equipment

Property and equipment includes own-use properties, leasehold improvements, furniture and equipment and software (operating systems only). Own-use properties are carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is generally recognized using the straight-line method over the estimated useful lives of the assets. The range of estimated useful lives is 25 to 50 years for property and 3 to 10 years for furniture and equipment (including initial improvements to purchased buildings). Leasehold improvements are capitalized and subsequently depreciated on a straight-line basis over the shorter of the term of the lease and the estimated useful life of the improvement, which generally ranges from 3 to 18 years. Depreciation of property and equipment is included in general and administrative expenses. Maintenance and repairs are also charged to general and administrative expenses. Gains and losses on disposals are included in other income.

Property and equipment are assessed for any indication of impairment at each quarterly reporting date. If such indication exists, the recoverable amount, which is the higher of fair value less costs to sell and value in use, must be estimated and an impairment charge is recorded to the extent the recoverable amount is less than its carrying amount. Value in use is the present value of the future cash flows expected to be derived from the asset. After the recognition of impairment of an asset, the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. If an impairment is later reversed, the depreciation charge is adjusted prospectively.

Properties leased under a finance lease are capitalized as assets in property and equipment and depreciated over the terms of the leases.

Financial Guarantees

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of a debt instrument.

The Group has chosen to apply the fair value option to certain written financial guarantees that are managed on a fair value basis. Financial guarantees that the Group has not designated at fair value are recognized initially in the financial statements at fair value on the date the guarantee is given. Subsequent to initial recognition, the Group’s liabilities under such guarantees are measured at the higher of the amount initially recognized, less cumulative amortization, and the best estimate of the expenditure required to settle any financial obligation as of the balance sheet date. These estimates are determined based on experience with similar transactions and history of past losses, and management’s determination of the best estimate.

Any increase in the liability relating to guarantees is recorded in the Consolidated Statement of Income in provision for credit losses.

Leasing Transactions

The Group enters into lease contracts, predominantly for premises, as a lessee. The terms and conditions of these contracts are assessed and the leases are classified as operating leases or finance leases according to their economic substance at inception of the lease.

Assets held under finance leases are initially recognized on the consolidated balance sheet at an amount equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated balance sheet as a finance lease obligation. The discount rate used in calculating the present value of the minimum lease payments is either the interest rate implicit in the lease, if it is practicable to determine, or the incremental borrowing rate. Contingent rentals are recognized as an expense in the periods in which they are incurred.

Operating lease rentals payable are recognized as an expense on a straight-line basis over the lease term, which commences when the lessee controls the physical use of the property. Lease incentives are treated as a reduction of rental expense and are also recognized over the lease term on a straight-line basis. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

Employee Benefits

Pension Benefits

The Group provides a number of pension plans. In addition to defined contribution plans, there are retirement benefit plans accounted for as defined benefit plans. The assets of all the Group’s defined contribution plans are held in independently administered funds. Contributions are generally determined as a percentage of salary and are expensed based on employee services rendered, generally in the year of contribution.

All retirement benefit plans accounted for as defined benefit plans are valued using the projected unit-credit method to determine the present value of the defined benefit obligation and the related service costs. Under this method, the determination is based on actuarial calculations which include assumptions about demographics, salary increases and interest and inflation rates. Actuarial gains and losses are recognized in other comprehensive income and presented in equity in the period in which they occur. The majority of the Group’s benefit plans is funded.

Other Post-Employment Benefits

In addition, the Group maintains unfunded contributory post-employment medical plans for a number of current and retired employees who are mainly located in the United States. These plans pay stated percentages of eligible medical and dental expenses of retirees after a stated deductible has been met. The Group funds these plans on a cash basis as benefits are due. Analogous to retirement benefit plans these plans are valued using the projected unit-credit method. Actuarial gains and losses are recognized in full in the period in which they occur in other comprehensive income and presented in equity.

Refer to Note 35 “Employee Benefits” for further information on the accounting for pension benefits and other post-employment benefits.

Termination benefits

Termination benefits arise when employment is terminated by the Group before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits as a liability and an expense if the Group is demonstrably committed to a detailed formal plan without realistic possibility of withdrawal. In the case of an offer made to encourage voluntary redundancy, termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value. The discount rate is determined by reference to market yields on high-quality corporate bonds.

Share-Based Compensation

Compensation expense for awards classified as equity instruments is measured at the grant date based on the fair value of the share-based award. For share awards, the fair value is the quoted market price of the share reduced by the present value of the expected dividends that will not be received by the employee and adjusted for the effect, if any, of restrictions beyond the vesting date. In case an award is modified such that its fair value immediately after modification exceeds its fair value immediately prior to modification, a remeasurement takes place and the resulting increase in fair value is recognized as additional compensation expense.

The Group records the offsetting amount to the recognized compensation expense in additional paid-in capital (“APIC”). Compensation expense is recorded on a straight-line basis over the period in which employees perform services to which the awards relate or over the period of the tranches for those awards delivered in tranches. Estimates of expected forfeitures are periodically adjusted in the event of actual forfeitures or for changes in expectations. The timing of expense recognition relating to grants which, due to early retirement provisions, include a nominal but non-substantive service period are accelerated by shortening the amortization period of the expense from the grant date to the date when the employee meets the eligibility criteria for the award, and not the vesting date. For awards that are delivered in tranches, each tranche is considered a separate award and amortized separately.

Compensation expense for share-based awards payable in cash is remeasured to fair value at each balance sheet date and recognized over the vesting period in which the related employee services are rendered. The related obligations are included in other liabilities until paid.

Obligations to Purchase Common Shares

Forward purchases of Deutsche Bank shares, and written put options where Deutsche Bank shares are the underlying, are reported as obligations to purchase common shares if the number of shares is fixed and physical settlement for a fixed amount of cash is required. At inception, the obligation is recorded at the present value of the settlement amount of the forward or option. For forward purchases and written put options of Deutsche Bank shares, a corresponding charge is made to shareholders’ equity and reported as equity classified as an obligation to purchase common shares.

The liabilities are accounted for on an accrual basis, and interest costs, which consist of time value of money and dividends, on the liability are reported as interest expense. Upon settlement of such forward purchases and written put options, the liability is extinguished and the charge to equity is reclassified to common shares in treasury.

Deutsche Bank common shares subject to such forward contracts are not considered to be outstanding for purposes of basic earnings per share calculations, but are for dilutive earnings per share calculations to the extent that they are, in fact, dilutive.

Option and forward contracts on Deutsche Bank shares are classified as equity if the number of shares is fixed and physical settlement is required. All other contracts in which Deutsche Bank shares are the underlying are recorded as financial assets or liabilities at fair value through profit or loss.

Consolidated Statement of Cash Flows

For purposes of the consolidated statement of cash flows, the Group’s cash and cash equivalents include highly liquid investments that are readily convertible into cash and which are subject to an insignificant risk of change in value. Such investments include cash and balances at central banks and demand deposits with banks.

The Group’s assignment of cash flows to the operating, investing or financing category depends on the business model (“management approach”). For the Group the primary operating activity is to manage financial assets and financial liabilities. Therefore, the issuance and management of long-term borrowings is a core operating activity which is different than for a non-financial company, where borrowing is not a principal revenue producing activity and thus is part of the financing category.

The Group views the issuance of senior long-term debt as an operating activity. Senior long-term debt comprises structured notes and asset-backed securities, which are designed and executed by Corporate & Investment Bank business lines and which are revenue generating activities. The other component is debt issued by Treasury, which is considered interchangeable with other funding sources; all of the funding costs are allocated to business activities to establish their profitability.

Cash flows related to subordinated long-term debt and trust preferred securities are viewed differently than those related to senior-long term debt because they are managed as an integral part of the Group’s capital, primarily to meet regulatory capital requirements. As a result they are not interchangeable with other operating liabilities, but can only be interchanged with equity and thus are considered part of the financing category.

The amounts shown in the consolidated statement of cash flows do not precisely match the movements in the consolidated balance sheet from one period to the next as they exclude non-cash items such as movements due to foreign exchange translation and movements due to changes in the group of consolidated companies.

Movements in balances carried at fair value through profit or loss represent all changes affecting the carrying value. This includes the effects of market movements and cash inflows and outflows. The movements in balances carried at fair value are usually presented in operating cash flows.